REVENUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue by service category
The following table presents the Company’s revenue by service category for the periods presented.

	Three Months Ended March 31,
	2022	%	2021	%
One-on-one	$39,039	83%	$30,860	90%
Class and group	6,354	14%	1,850	5%
Other (a)	1,532	3%	1,855	5%

Revenue	$46,925	100%	$34,565	100%

The following table presents the Company’s revenue by service category:

	Year ended December 31,
	2021	2020	2019
Online	$140,664	$97,440	$64,378
In-person	—	6,528	26,074

	$140,664	$103,968	$90,452

Schedule of accounts receivable	The following table presents the Company’s “Accounts receivable, net” and “Deferred revenue” balances.

	March 31, 2022	December 31, 2021
Accounts receivable, net	$4,480	$5,321
Deferred revenue	$30,809	$30,005
The following table presents the Company’s “Accounts receivable, net” and “Deferred revenue” balances:

	December 31,
	2021	2020
Accounts receivable, net	$5,321	$475
Deferred revenue	$30,005	$17,270

Schedule of deferred revenue	The following table presents the Company’s “Accounts receivable, net” and “Deferred revenue” balances:

	December 31,
	2021	2020
Accounts receivable, net	$5,321	$475
Deferred revenue	$30,005	$17,270